OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2023	2022

Prepaid expenses	$2,211	$2,100
Government authorities	92	85
Other	226	232

	$2,529	$2,417